UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07059

T. Rowe Price Blue Chip Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

Blue Chip Growth Fund	March 31, 2017

T. Rowe Price Blue Chip Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 100.2%		
CONSUMER DISCRETIONARY 24.7%		
Auto Components 0.4%		
Delphi Automotive	1,787,900	143,908
		143,908
Automobiles 1.1%		
Ferrari	1,168,700	86,904
Tesla (1)(2)	1,132,953	315,301
		402,205
Hotels, Restaurants & Leisure 3.1%		
Domino's Pizza	81,000	14,928
Hilton Worldwide Holdings	2,839,835	166,017
Las Vegas Sands	789,200	45,040
Marriott, Class A	2,627,700	247,477
MGM Resorts International	6,025,600	165,101
Norwegian Cruise Line Holdings (2)	269,200	13,657
Royal Caribbean Cruises	1,768,800	173,537
Starbucks	1,899,300	110,900
Yum! Brands	2,662,300	170,121
		1,106,778
Internet & Direct Marketing Retail 15.1%		
Amazon.com (2)	3,488,900	3,093,049
Ctrip.com International, ADR (2)	4,182,740	205,582
Netflix (2)	2,915,500	430,940
Priceline (2)	954,500	1,698,981
		5,428,552

Media 0.8%		
Charter Communications, Class A (2)	502,302	164,414
Comcast, Class A	3,068,000	115,326
Walt Disney	239,300	27,134
		306,874
Multiline Retail 0.1%		
Dollar General	259,500	18,095
		18,095
Specialty Retail 3.9%		
AutoZone (2)	181,500	131,234
Home Depot	2,982,700	437,950
Lowe's	3,782,100	310,926
O'Reilly Automotive (2)	1,047,100	282,549
Ross Stores	3,608,486	237,691
		1,400,350
Textiles, Apparel & Luxury Goods 0.2%		
Coach	1,554,900	64,264
		64,264
Total Consumer Discretionary		8,871,026
CONSUMER STAPLES 2.4%		
Beverages 0.3%		
Constellation Brands, Class A	331,500	53,726
Dr Pepper Snapple	36,000	3,525
Molson Coors Brewing, Class B	106,100	10,155
Monster Beverage (2)	705,800	32,587
		99,993
Food & Staples Retailing 1.1%		
Costco Wholesale	383,900	64,376

Walgreens Boots Alliance	4,119,626	342,135
		406,511
Tobacco 1.0%		
Philip Morris International	3,015,300	340,427
		340,427
Total Consumer Staples		846,931
FINANCIALS 9.2%		
Banks 1.6%		
Citigroup	1,164,300	69,648
Citizens Financial	3,478,000	120,165
First Republic Bank	1,149,323	107,818
JPMorgan Chase	3,173,600	278,769
		576,400
Capital Markets 6.8%		
Ameriprise Financial	315,400	40,901
Bank of New York Mellon	2,525,900	119,298
Charles Schwab	4,142,000	169,035
CME Group	734,300	87,235
Goldman Sachs	211,000	48,471
Intercontinental Exchange	7,539,900	451,414
Morgan Stanley	17,524,800	750,762
S&P Global	455,300	59,526
State Street	3,672,200	292,344
TD Ameritrade Holding	10,831,190	420,900
		2,439,886
Insurance 0.8%		
Chubb	218,600	29,784
Marsh & McLennan	2,151,400	158,967
Progressive	450,000	17,631

Willis Towers Watson	736,300	96,375
		302,757
Total Financials		3,319,043
HEALTH CARE 17.5%		
Biotechnology 4.2%		
Alexion Pharmaceuticals (2)	2,732,950	331,343
Biogen (2)	1,109,100	303,250
Celgene (2)	3,726,100	463,638
Regeneron Pharmaceuticals (2)	17,400	6,743
Shire, ADR	659,368	114,882
Vertex Pharmaceuticals (2)	2,729,100	298,427
		1,518,283
Health Care Equipment & Supplies 5.5%		
Becton, Dickinson & Company	1,354,500	248,469
C. R. Bard	44,000	10,936
Danaher	9,935,400	849,775
Dentsply Sirona	126,600	7,905
Intuitive Surgical (2)	579,973	444,532
Stryker	3,223,800	424,413
		1,986,030
Health Care Providers & Services 4.4%		
Aetna	2,359,828	300,996
Cigna	1,076,500	157,697
Henry Schein (1)(2)	13,500	2,295
Humana	1,472,500	303,541
UnitedHealth Group	4,963,200	814,014
		1,578,543
Life Sciences Tools & Services 1.2%		
Agilent Technologies	107,500	5,684
Illumina (2)	320,000	54,605

Airlines 2.9%		
Alaska Air Group	3,798,400	350,288
American Airlines	12,355,219	522,626
Delta Air Lines	65,700	3,020
United Continental (2)	2,437,100	172,157
		1,048,091
Building Products 0.1%		
Johnson Controls International	456,466	19,226
		19,226
Industrial Conglomerates 0.6%		
Honeywell International	771,000	96,275
Roper Technologies	610,900	126,145
		222,420
Machinery 0.8%		
Fortive	4,776,750	287,656
Stanley Black & Decker	55,000	7,308
Wabtec (1)	135,573	10,574
		305,538
Professional Services 0.4%		
Equifax	572,000	78,215
IHS Markit (1)(2)	1,709,306	71,706
		149,921
Road & Rail 0.4%		
Canadian Pacific Railway (1)	501,900	73,739
J.B. Hunt Transport Services	531,800	48,787
Union Pacific	60,600	6,419
		128,945
Total Industrials & Business Services		2,873,006

INFORMATION TECHNOLOGY 35.6%		
Internet Software & Services 15.9%		
Alibaba Group Holding (2)	7,396,880	797,606
Alphabet, Class A (2)	1,004,568	851,673
Alphabet, Class C (2)	1,851,832	1,536,206
Baidu, ADR (2)	24,663	4,255
Facebook, Class A (2)	13,418,800	1,906,140
MercadoLibre (1)	85,000	17,975
Tencent Holdings (HKD)	20,896,500	602,018
		5,715,873
IT Services 8.3%		
Fidelity National Information	2,133,600	169,877
Fiserv (2)	3,341,000	385,251
FleetCor Technologies (1)(2)	414,700	62,798
Global Payments	716,000	57,767
MasterCard, Class A	8,432,900	948,448
PayPal Holdings (2)	5,660,500	243,515
Visa, Class A (1)	12,756,400	1,133,661
		3,001,317
Semiconductor & Semiconductor Equipment 1.8%		
Analog Devices	567,000	46,466
Broadcom	1,428,500	312,784
KLA-Tencor	506,000	48,105
Microchip Technology (1)	651,000	48,031
NVIDIA (1)	29,000	3,159
NXP Semiconductors (2)	1,825,474	188,937
		647,482
Software 8.1%		
Activision Blizzard	348,800	17,391
Electronic Arts (2)	1,533,300	137,261
Intuit	1,046,700	121,407
Microsoft	19,402,900	1,277,875

Red Hat (2)	2,828,834	244,694
Salesforce.com (2)	7,278,715	600,421
ServiceNow (2)	4,106,400	359,187
Snap Inc., Class A (1)(2)	1,564,648	35,251
Workday (1)(2)	1,430,700	119,149
		2,912,636
Technology Hardware, Storage & Peripherals 1.5%		
Apple	3,780,700	543,135
		543,135
Total Information Technology		12,820,443
MATERIALS 0.3%		
Chemicals 0.2%		
Ecolab	173,000	21,684
EI du Pont de Nemours	49,600	3,984
PPG Industries	34,000	3,573
Sherwin-Williams	119,550	37,083
		66,324
Containers & Packaging 0.1%		
Ball	722,400	53,646
		53,646
Total Materials		119,970
REAL ESTATE 2.1%		
Equity Real Estate Investment Trusts 2.1%		
American Tower, REIT	5,265,300	639,945
Equinix, REIT	293,844	117,646
SBA Communications, REIT (2)	92,000	11,074
Total Real Estate		768,665

UTILITIES 0.4%		
Electric Utilities 0.4%		
NextEra Energy	993,200	127,497
Total Utilities		127,497
Total Common Stocks (Cost $20,910,467)		36,036,312
SHORT-TERM INVESTMENTS 0.4%		
Money Market Funds 0.4%		
T. Rowe Price Government Reserve Fund, 0.66% (3)(4)	135,449,608	135,450
Total Short-Term Investments (Cost $135,450)		135,450
SECURITIES LENDING COLLATERAL 1.8%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.8%		
Short-Term Funds 1.8%		
T. Rowe Price Short-Term Fund, 0.84% (3)(4)	66,246,124	662,461
Total Investments through Securities Lending Program with State Street Bank and Trust Company		662,461
Total Securities Lending Collateral (Cost $662,461)		662,461
Total Investments in Securities 102.4% of Net Assets (Cost $21,708,378)		**$ 36,834,223**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2017 -- total value of such securities at period-end amounts to $647,809. See Note 3.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Company
ADR American Depository Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2017:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2017, the value of loaned securities was $647,809,000; the value of cash collateral and related investments was $662,461,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments for federal income tax purposes was $21,708,378,000. Net unrealized gain aggregated $15,125,846,000 at period-end, of which $15,196,233,000 related to appreciated investments and $70,387,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2017